SCHEDULE OF EXERCISE PRICE RANGE (Details) - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock options outstanding, number (shares)	37	13
Weighted Average Remaining Contractual Term (in years)	6 years 9 months 18 days	1 year 7 months 6 days
Stock options outstanding, weighted average exercise price (USD per share)	$ 18.70	$ 47.53
Stock options outstanding, number (shares)	37	13
Stock options outstanding, weighted average exercise price (USD per share)	$ 18.70	$ 47.53
Warrants outstanding		35
Weighted Average Remaining Contractual Term (in years)		1 year 10 months 24 days
Vested and Exercisable		35
Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants outstanding		35	43	58
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 53.31	$ 52.71	$ 52.09
Warrant [Member] | Employee [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)		53.31	53.31
$15.72 - $47.99 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Exercise Price (in dollars per share)		15.72
Weighted Average Exercise Price (in dollars per share)		$ 51.60
Stock options outstanding, number (shares)	24	9
Weighted Average Remaining Contractual Term (in years)	9 years 10 months 24 days	2 years
Stock options outstanding, weighted average exercise price (USD per share)	$ 3.09	$ 46.81
Stock options outstanding, number (shares)	24	9
Stock options outstanding, weighted average exercise price (USD per share)	$ 3.09	$ 46.81
Warrants outstanding		1
Weighted Average Remaining Contractual Term (in years)		9 months 18 days
Vested and Exercisable		1
$15.72 - $47.99 [Member] | Warrant [Member] | Employee [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 47.52	47.52
$15.72 - $47.99 [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Exercise Price (in dollars per share)	3.09
Weighted Average Exercise Price (in dollars per share)		47.99
Weighted Average Exercise Price (in dollars per share)		36.00
$15.72 - $47.99 [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Exercise Price (in dollars per share)	4.00
Weighted Average Exercise Price (in dollars per share)		47.99
$48.00 - $51.60 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Exercise Price (in dollars per share)	15.72	$ 48.00
Weighted Average Exercise Price (in dollars per share)	$ 51.60
Stock options outstanding, number (shares)	13	4
Weighted Average Remaining Contractual Term (in years)	6 months	9 months 18 days
Stock options outstanding, weighted average exercise price (USD per share)	$ 47.53	$ 48.96
Stock options outstanding, number (shares)	13	4
Stock options outstanding, weighted average exercise price (USD per share)	$ 47.53	$ 48.96
Warrants outstanding		32
Weighted Average Remaining Contractual Term (in years)		1 year 9 months 18 days
Vested and Exercisable		32
$48.00 - $51.60 [Member] | Warrant [Member] | Employee [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 52.50	52.50
$48.00 - $51.60 [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Exercise Price (in dollars per share)		48.00
$48.00 - $51.60 [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Exercise Price (in dollars per share)		$ 59.99
$36.00 - $47.99 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants outstanding		2
Weighted Average Remaining Contractual Term (in years)		4 months 24 days
Vested and Exercisable		2
$36.00 - $47.99 [Member] | Warrant [Member] | Employee [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 70.80	$ 70.80
$36.00 - $47.99 [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Exercise Price (in dollars per share)		60.00
$36.00 - $47.99 [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted Average Exercise Price (in dollars per share)		$ 70.80